Subsequent Event (Details) - USD ($)			12 Months Ended
	Nov. 20, 2025	Oct. 07, 2025	Sep. 30, 2025	Dec. 12, 2025	Oct. 10, 2025	Sep. 30, 2024
Subsequent Event [Line Items]
Deferred Offering Costs (in Dollars)			$ 12,466
Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Restricted share units			913,333
Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum aggregate ordinary shares issued under plan	76,187,375
Percentage of total number of shares outstanding	1.50%
Subsequent Event [Member] | Term Loan Agreement [Member]
Subsequent Event [Line Items]
(in Dollars)					$ 50,000,000
Bears interest					6.00%
Market value held in collateral account (in Dollars)					$ 66,666,667
Deferred Offering Costs (in Dollars)					$ 12,466
Subsequent Event [Member] | Class A Ordinary Warrant [Member]
Subsequent Event [Line Items]
Purchase price per share (in Dollars per share)				$ 0.000625
Warrants to purchase share				31,698,046
Exercise price per warrant (in Dollars per share)				$ 1
Warrants and Rights Outstanding, Term				10 years
Subsequent Event [Member] | Class A PIPE Subscription Agreements [Member]
Subsequent Event [Line Items]
Aggregate amount (in Dollars)		$ 51,000,000
Subsequent Event [Member] | Class A PIPE Subscription Agreements [Member] | Pre-Funded Warrants [Member]
Subsequent Event [Line Items]
Purchase price per share (in Dollars per share)		$ 0.36
Warrants to purchase share		1
Exercise price per warrant (in Dollars per share)		$ 0.0001
Subsequent Event [Member] | Class A PIPE Subscription Agreements [Member] | Series A-1 Ordinary Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase share		1
Exercise price per warrant (in Dollars per share)		$ 0.47
Subsequent Event [Member] | Class A PIPE Subscription Agreements [Member] | Series A-2 Ordinary Warrant [Member]
Subsequent Event [Line Items]
Warrants to purchase share		1
Exercise price per warrant (in Dollars per share)		$ 0.54
Subsequent Event [Member] | Class B Subscription Agreements [Member]
Subsequent Event [Line Items]
Aggregate amount (in Dollars)		$ 49,000,000
Subsequent Event [Member] | Class B Subscription Agreements [Member] | Series B-1 Ordinary Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase share		1
Exercise price per warrant (in Dollars per share)		$ 0.47
Subsequent Event [Member] | Class B Subscription Agreements [Member] | Series B-2 Ordinary Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase share		1
Exercise price per warrant (in Dollars per share)		$ 0.54
Subsequent Event [Member] | Primary Subscription Agreement [Member]
Subsequent Event [Line Items]
Purchase price in cash (in Dollars)		$ 1,800,000
Subsequent Event [Member] | Primary Subscription Agreement [Member] | Primary Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase share		8,000,000
Exercise price per warrant (in Dollars per share)		$ 0.01
Subsequent Event [Member] | Secondary Purchase Agreement [Member]
Subsequent Event [Line Items]
Purchase price in cash (in Dollars)		$ 5,000,000
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares			1
Common Class A [Member] | Subsequent Event [Member] | Class A PIPE Subscription Agreements [Member]
Subsequent Event [Line Items]
Number of shares		1
Purchase price per share (in Dollars per share)		$ 0.36
Common Class B [Member] | Subsequent Event [Member] | Class B Subscription Agreements [Member]
Subsequent Event [Line Items]
Number of shares		1
Purchase price per share (in Dollars per share)		$ 0.36
Class A Shares [Member] | Series C Ordinary Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase share			24,456,522
Class A Shares [Member] | Series D Ordinary Warrants [Member]
Subsequent Event [Line Items]
Warrants to purchase share			24,456,522
Class A Shares [Member] | InnoSphere Tech Inc., [Member]
Subsequent Event [Line Items]
Warrants to purchase share			2,625,000
Class A Shares [Member] | Tokyo Bay Management Inc. [Member]
Subsequent Event [Line Items]
Warrants to purchase share			1,875,000
Class A Shares [Member] | Subsequent Event [Member] | Secondary Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares		1,000,000
Class B Shares [Member] | Subsequent Event [Member] | Primary Subscription Agreement [Member]
Subsequent Event [Line Items]
Number of shares		8,000,000
Class B Shares [Member] | Subsequent Event [Member] | Secondary Purchase Agreement [Member]
Subsequent Event [Line Items]
Number of shares		6,167,647